Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Cost of sales									9,579,156	8,566,965	7,468,444
Gross profit	450,750	460,763	455,960	437,461	411,419	411,931	409,236	395,045	1,804,934	1,627,631	1,501,079
Selling, general and administrative expenses									1,460,151	1,325,742	1,249,718
Depreciation									48,648	46,071	51,338
Operating income									296,135	255,818	200,023
Floor plan interest expense									(27,774)	(33,336)	(33,931)
Other interest expense									(44,619)	(48,903)	(55,085)
Debt discount amortization									(1,718)	(8,637)	(13,043)
Equity in earnings of affiliates									25,451	20,569	13,808
Gain on debt repurchase										1,634	10,429
Income (loss) from continuing operations before income taxes									247,475	187,145	122,201
Income taxes									(71,573)	(63,901)	(42,644)
Income from continuing operations									175,902	123,244	79,557
Income (loss) from discontinued operations, net of tax									2,356	(13,897)	(2,637)
Net income (loss)	48,157	56,045	40,059	33,997	29,071	30,260	29,684	20,332	178,258	109,347	76,920
Other Comprehensive Income (Loss), Net of Taxes									(24,061)	(10,722)	55,038
Comprehensive Income									154,197	98,625	131,958
Less: Income attributable to non-controlling interests									1,377	1,066	459
Comprehensive income attributable to Penske Automotive Group common stockholders									152,820	97,559	131,499
Eliminations [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Equity in earnings of subsidiaries									(271,947)	(223,826)	(173,724)
Income (loss) from continuing operations before income taxes									(271,947)	(223,826)	(173,724)
Income taxes									79,091	76,864	60,852
Income from continuing operations									(192,856)	(146,962)	(112,872)
Income (loss) from discontinued operations, net of tax									(2,356)	13,897	2,637
Net income (loss)									(195,212)	(133,065)	(110,235)
Other Comprehensive Income (Loss), Net of Taxes									21,212	12,986	(54,999)
Comprehensive Income									(174,000)	(120,079)	(165,234)
Comprehensive income attributable to Penske Automotive Group common stockholders									(174,000)	(120,079)	(165,234)
Penske Automotive Group [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Selling, general and administrative expenses									18,978	17,182	18,259
Depreciation									1,369	1,116	1,160
Operating income									(20,347)	(18,298)	(19,419)
Floor plan interest expense									(1,364)	(576)
Other interest expense									(25,464)	(30,237)	(41,036)
Debt discount amortization									(1,718)	(8,637)	(13,043)
Equity in earnings of affiliates									23,044	18,367	11,087
Gain on debt repurchase										1,634	10,429
Equity in earnings of subsidiaries									271,947	223,826	173,724
Income (loss) from continuing operations before income taxes									246,098	186,079	121,742
Income taxes									(71,573)	(63,901)	(42,644)
Income from continuing operations									174,525	122,178	79,098
Income (loss) from discontinued operations, net of tax									2,356	(13,897)	(2,637)
Net income (loss)									176,881	108,281	76,461
Other Comprehensive Income (Loss), Net of Taxes									(24,061)	(10,722)	55,038
Comprehensive Income									152,820	97,559	131,499
Comprehensive income attributable to Penske Automotive Group common stockholders									152,820	97,559	131,499
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues									6,737,253	5,870,976	5,060,941
Cost of sales									5,617,261	4,888,885	4,178,048
Gross profit									1,119,992	982,091	882,893
Selling, general and administrative expenses									894,768	797,942	744,911
Depreciation									26,393	25,160	30,917
Operating income									198,831	158,989	107,065
Floor plan interest expense									(14,134)	(23,247)	(23,638)
Other interest expense									(3,276)	(2,220)	140
Income (loss) from continuing operations before income taxes									181,421	133,522	83,287
Income taxes									(52,742)	(50,843)	(34,963)
Income from continuing operations									128,679	82,679	48,324
Income (loss) from discontinued operations, net of tax									3,116	(14,522)	(353)
Net income (loss)									131,795	68,157	47,971
Other Comprehensive Income (Loss), Net of Taxes									(9,574)	5,435	3,785
Comprehensive Income									122,221	73,592	51,756
Comprehensive income attributable to Penske Automotive Group common stockholders									122,221	73,592	51,756
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues									4,646,837	4,323,620	3,908,582
Cost of sales									3,961,895	3,678,080	3,290,396
Gross profit									684,942	645,540	618,186
Selling, general and administrative expenses									546,405	510,618	486,548
Depreciation									20,886	19,795	19,261
Operating income									117,651	115,127	112,377
Floor plan interest expense									(12,276)	(9,513)	(10,293)
Other interest expense									(15,879)	(16,446)	(13,909)
Equity in earnings of affiliates									2,407	2,202	2,721
Income (loss) from continuing operations before income taxes									91,903	91,370	90,896
Income taxes									(26,349)	(26,021)	(25,889)
Income from continuing operations									65,554	65,349	65,007
Income (loss) from discontinued operations, net of tax									(760)	625	(2,284)
Net income (loss)									64,794	65,974	62,723
Other Comprehensive Income (Loss), Net of Taxes									(11,638)	(18,421)	51,214
Comprehensive Income									53,156	47,553	113,937
Less: Income attributable to non-controlling interests									1,377	1,066	459
Comprehensive income attributable to Penske Automotive Group common stockholders									$ 51,779	$ 46,487	$ 113,478